Cover and Acceleration Letters

Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
Stewart.gregg@allianzlife.com
 www.allianzlife.com

July 27, 2012

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:           Pre-Effective Amendment No.1 to Registration Statement on Form N-4/A
Allianz Life Insurance Company of North America
Allianz Life Variable Account B
File Nos. 333-180720 and 811-05618

Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
File Nos. 333-180722 and 811-05716

Dear Ms. Samuel:

We received oral comments from you on July 25, 2012 and written comments from you on June 7, 2012 with respect to Registrants’ above-referenced Initial Registration Statements on Form N-4. Attached to this letter are redlined pages of the prospectus that have been revised to respond to your July 25th oral comments. All page numbers in this letter refer to the redlined courtesy copy that was sent to you on July 11, 2012.

ORAL COMMENTS RECEIVED ON JULY 25, 2012

1.      Cover

Comment:

Please add the actual requested effective date to the prospectus cover page, the prospectus footer, and the cover page of the Registration Statement.

Response:

Revised as requested.

AZL-RetAdv and RetAdvNY-N-4/A page 1

2.      Glossary – definition of Valid Claim (Page 6)

Comment:

Please clarify the concept of what a Valid Claim is from the description of the documents required for a claim to be valid.

Response:

Revised as requested.

3.      Fee Table – Contract Annual Expenses (Page 7)

Comment:

Please clarify that an owner only pays Account fees when they make an allocation to that Account.

Response:

Revised as requested.

4.      The Variable Annuity Contract (Page 10)

Comment:

In the paragraph that begins “When the Income Phase begins”, please clarify what an owner loses if they wait to make allocations to the Retirement Protection Account until beginning Lifetime Income Payments.

Response:

Revised as requested.

5.      The Variable Annuity Contract – When the Accumulation Phase Ends (Page 12)

Comment:

Please clarify which Account(s) apply in the last three bullet points.

Response:

Revised as requested.

6.	Comparing the Portfolio Choice Account, Heritage Account and Retirement Protection Account (Page 13)

Comment:

In the first row please clarify what guarantees are not available under the Portfolio Choice Account.

Response:

Revised as requested.

AZL-RetAdv and RetAdvNY-N-4/A page 2

7.      Death Benefit – Heritage Death Benefit (Page 48)

Comment:

This discussion of the death benefit that is paid to multiple beneficiaries is confusing. Please revise to clearly indicate what the value is and when it is determined. This comment also applies to the Quarterly Value Death Benefit and Maximum Anniversary Death Benefit discussions.

Response:

Revised as requested.

WRITTEN COMMENTS RECEIVED ON JUNE 7, 2012

1.      Cover

Comments:

(a).
Please revise as a new paragraph the last sentence of the fifth paragraph as follows: “All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability of Allianz Life.” This sentence should also be in bold for emphasis.

(b).	Please identify in the list of investment options which funds are available for each account option.

Responses:

(a).	Revised as requested.

(b).	Revised as requested.

2.      Fee Table and Examples (Pages 8-9)

Comments:

(a).	Please provide in a pre-effective amendment all missing fee and expense information in the tables and expense examples.

(b).	Please explain why the Examples do not reflect the maximum fee for the Heritage Account option since it is the most expensive optional benefit that may be selected.

Responses:

(a).	Revised as requested.

(b).
The maximum fee for the Retirement Protection Account and the Heritage Account is 1.75%. However, each fee is assessed against a different value. The Retirement Protection Account fee is assessed against the Benefit Base and the Heritage Account fee is assessed against the Heritage Base. The Benefit Base will never be less Heritage Base, and it may be greater so that is why we use the Retirement Protection Account fee in these examples.

AZL-RetAdv and RetAdvNY-N-4/A page 3

3.      The Variable Annuity Contract (Pages 9-11)

Comments:

(a).
Please provide a more detailed discussion of the benefits and risks associated with each account and describe the type of investor to whom each optional benefit is targeted. For example, it is not clear why an investor would choose the Heritage Account over the Portfolio Choice Account. Also, what is the difference between the death benefit offered by the Heritage Account and the Retirement Protection Account?

(b).	Please provide a better discussion of the different phases and the impact of deferring allocations to the different accounts.

(c).	Please separate the disclosure of the withdrawal restrictions described in the seventh paragraph by account.

Responses:

(a).	Revised as requested.

(b).	Revised as requested.

(c).
We do not restrict withdrawals by Account. The only restrictions on withdrawals are the minimum required partial withdrawal amount ($500) and the minimum amount of Contract Value that we require to be in the Contract after a partial withdrawal ($2,000), both of which are discussed in section 9, Access to Your Money.

4.      Heritage Account (Page 34)

Comment:

Please add in the first paragraph that the Heritage Account Fee is calculated based on the Heritage Base.

Response:

The last sentence of the first paragraph already contains this sentence:

The fee is an annualized rate that is accrued on a daily basis as a percentage of the Heritage Base.

5.      Benefit Base (Page 40)

Comment:

Please explain why an investor would elect to transfer the total Retirement Protection Account Value under any circumstances other than annuitization.

Response:

An investor may decide that the Retirement Protection Account’s guaranteed benefits are not sufficient to justify the payment of the Account fee, or may determine that the Portfolio Choice Account, with its larger number of available investment options, is a preferable investment vehicle to the Retirement Advantage Account.

AZL-RetAdv and RetAdvNY-N-4/A page 4

6.      Calculating Your Annuity Payments (Pages 44-45)

Comment:

Please add in the last sentence of this section that the dollar amount of Annuity Payments remains fixed during the entire annuity payout option period selected.

Response:

Revised as requested.

7.      Spousal Continuation (Page 49)

Comment:

Please clarify the benefit calculation formula for increasing the spousal benefit.

Response:

Revised as requested.

8.      Financial Statements, Exhibits and Other Information

Comment:

Financial statements, exhibits, and other required or missing disclosures not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response:

Acknowledged.

9.      Tandy Comment

Comment:

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant and its management are in possession of all facts relating to the registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the registrant’s changes to the disclosure in the response to staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve registrant from responsibility; and

•	the registrant my not asset this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

AZL-RetAdv and RetAdvNY-N-4/A page 5

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing. We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

Response:

Acknowledged.

For the convenience of the staff in reviewing this response to comments, we are sending via email to the Office of Insurance Products of the Division of Investment Management a redline copy of the changed pages for the Retirement Advantage and Retirement Advantage NY prospectuses.

The Company acknowledges that changes to the Registration Statements based on staff comments do not bar the Commission from taking future action and that it does not foreclose the Commission from taking any action with respect to the filings.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:     /s/ Stewart D. Gregg
            Stewart D. Gregg

AZL-RetAdv and RetAdvNY-N-4/A page 6

Allianz Life Financial Services, LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Robert DeChellis
President & CEO
Telephone:  763-765-6840

July 27, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:  Allianz Life Insurance Company of New York
        Allianz Life Variable Account C (File No. 811-05716)
        Registration Statement No. 333-180722 on Form N-4
        Pre-Effective Amendment No. 1

Dear Sir/Madam:

Allianz Life Financial Services, LLC, as principal underwriter for the above-referenced Registrant, joins the Registrants in their request to accelerate the effective date of the above captioned pre-effective-amendments to the Registration Statements and request that said amendments become effective on July 30, 2012 after the filing of such pre-effective amendment.

The Registrant acknowledges that changes to the Registration Statement based on Staff comments do not bar the Commission from taking future action and that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Allianz Life Financial Services, LLC

/s/ Robert DeChellis

Allianz Life Insurance Company of North America
Stewart D. Gregg
Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com

July 27, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:  Allianz Life Insurance Company of New York
        Allianz Life Variable Account C (File No. 811-05716)
        Registration Statement Nos. 333-18722 on Form N-4
        Pre-Effective Amendment No. 1

Dear Sir/Madam:

The Registrant hereby requests acceleration of the effective date of the above captioned pre-effective amendment to the Registration Statement and requests that said amendments become effective on July 30, 2012 after the filing of such pre-effective amendment.

The Registrant acknowledges that changes to the Registration Statement based on Staff comments do not bar the Commission from taking future action and that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Allianz Life Variable Account C
Allianz Life Insurance Company of New York

/s/ Stewart D. Gregg
___________________________________